Cover	Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	TSS, INC.
Entity Central Index Key	0001320760
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 31, 2024
Entity File Number	000-33627
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-2027651
Entity Address Address Line 1	110 E. Old Settlers Road
Entity Address City Or Town	Round Rock
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78664
City Area Code	512
Local Phone Number	310-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 Par Value
Trading Symbol	TSSI
Security Exchange Name	NASDAQ